EQUITY - Narrative (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) class vote $ / shares shares	Dec. 31, 2024 USD ($) shares
Disclosure of classes of share capital [line items]
Number of classes of shares | class	5
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	7,360,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
Cumulative dividend rate	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	10,000,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
Cumulative dividend rate	6.375%
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	11,500,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
Preferred equity
Disclosure of classes of share capital [line items]
Preferred equity | $	$ 699	$ 699
Preferred Units, Series 3
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.75%
BPY Fair Value LTIP Unit Plan | Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
FV LTIP units of the operating partnership (in shares)	540,147	522,649
Limited partners
Disclosure of classes of share capital [line items]
Number of votes | vote	1
Number of shares outstanding (in shares)	375,191,259	351,213,678
General partner
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	1.00%
Number of shares outstanding (in shares)	138,875	138,875
FV LTIP of the Operating Partnership
Disclosure of classes of share capital [line items]
Award vesting period	5 years
Limited partners
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	49.00%
Redeemable and Exchangeable Units
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	664,250,316	621,406,758
Special LP Units
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,147,901	6,147,901